Commitments and contingencies (Details Narrative) - USD ($)	Nov. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Share Repurchase Program [Line Items]
Capital commitment
Chengdu Dianliang Shuguang Venture Capital Partnership Enterprise [Member] | Subsequent Event [Member]
Share Repurchase Program [Line Items]
Description related to repurchase of share	Chengdu Dianliang Shuguang Venture Capital Partnership Enterprise (Limited Partnership) (the “Chengdu Dianliang”), one of the non-controlling shareholders of Beijing Quantum, asserting that Autozi China and Beijing Quantum shall pay RMB9,621 (approximately US$1,326) for repurchase of Chengdu Dianliang’s investment in Beijing Quantum and the Group shall bear RMB108 (approximately US$15) for the arbitration fee and a default penalty with default interest accruing at an annual rate of 4% from November 18, 2025.